================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05597

Morgan Stanley Municipal Income Opportunities Trust
                              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
                (Address of principal executive offices)              (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                  (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: May 31, 2005

Item 1 - Report to Shareholders

================================================================================

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the year ended May 31, 2005

MARKET CONDITIONS


Consumer spending and business investment helped the U.S. economy expand at a solid pace during the 12-month period ending May 31, 2005. However, the direction of some economic indicators, including job growth, remained uneven and caused uncertainty about the strength of the economy. As a result, interest rates fluctuated, moving higher when reports were strong and lower when data was weaker than anticipated.

The fiscal period began against the backdrop of generally rising interest rates. Strong employment data, coupled with higher oil prices, led fixed income markets to conclude that the Federal Open Market Committee (the "Fed") would raise short-term interest rates. Bond yields declined during the summer and into the fall as economic growth slowed, only to rise again as winter approached and the economy rebounded. However, the themes of low inflation and slow growth returned to prevalence in the spring. By the end of May, interest rates had declined to their lowest levels of the fiscal year.

Throughout the period, the Fed reaffirmed its pledge to raise the federal funds target rate at a "measured" pace. This policy shift began in June 2004 with the first of eight consecutive 25-basis point rate hikes. These increases took the federal funds target rate to 3.00 percent by the end of May 2005. At the end of the period, the forward yield curve reflected a widespread view that the Fed would slow the pace of future rate increases.

Against this setting, long-term municipal bond yields remained in a trading range which moved rates lower in the summer, and higher in the fall, then lower through the winter and higher at the end of the first quarter of 2005. The yields of long-term bonds declined again in the spring, finishing the reporting period at or near their lows for the fiscal year. In contrast, the yields of shorter maturity bonds -- which were more directly influenced by the Fed's actions -- rose. As a result, the municipal yield curve continued to flatten and the yield spread (or differential between one-year rates and 30-year rates) narrowed.

Investor's quest for yield favored lower-quality investment grade bonds over high-grade issues, keeping quality spreads tight. Over the Fund's fiscal year, the Lehman Brothers Municipal High Yield Index returned 14.40 percent versus
7.96 percent for the broader Lehman Brothers Municipal Bond Index.

Municipal underwriting volume declined by six percent in 2004, but rebounded during the first five months of 2005 due to refunding issuance. During this five-month period, bonds backed by insurance represented 60 percent of overall volume. Issuers in California, Texas, New York, Florida and New Jersey accounted for more than 40 percent of the total underwriting volume during 2005.

On the demand side, the municipal-to-Treasury yield ratio, which gauges relative performance between the two markets, remained attractive for tax-exempt bonds. As a result, investors that normally focus on taxable bond sectors (such as insurance companies and hedge funds) supported municipals by "crossing over" to purchase bonds. However, retail investors continued to experience rate shock about the absolute level of rates and largely remained on the sidelines.

PERFORMANCE ANALYSIS


For the 12-month period ended May 31, 2005, the net asset value (NAV) of the Morgan Stanley Municipal Income Opportunities Trust (OIA) increased from $7.67 to $8.00 per share. OIA declared distributions totalling $0.501881 per share during the period. The Fund's total NAV return was 11.60 percent. OIA's value on the New York Stock Exchange (NYSE) moved from $7.09 to $7.97 per share during the same period. Based on this change plus reinvestment of distributions, OIA's total market return was 20.12 percent. On May 31, 2005, OIA's NYSE market price was at a 0.38 percent discount to its NAV. Past performance is no guarantee of future results.

During the 12-month period ended May 31, 2005, the Fund purchased and retired 686,029 shares of common shares at a weighted average market discount of 4.79 percent.

Monthly dividends for the second quarter of 2005, declared in March, were unchanged at $0.0425 per share. The dividend reflects the current level of the Fund's net investment income. OIA's level of undistributed net investment income was $0.124 per share on May 31, 2005, versus $0.093 per share twelve months earlier.(1)

OIA is a non-leveraged closed-end fund that has historically benefited by investing in better-than-average quality issues within the high-yield sector of the municipal market. During the fiscal year, as quality spreads narrowed, total return lagged. At the end of the reporting period, nearly 55 percent of the portfolio was invested in non-rated issues. In addition, the Fund maintained a conservative strategy in anticipation of continued Fed tightening and higher interest rates. The Fund's duration* (a measure of interest rates sensitivity) was 6.0 years. This positioning helped performance when rates rose, but had the net effect of hampering total returns when rates declined later in the period. The Fund's net assets of $158 million were diversified across 91 credits in 11 long-term sectors.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
----------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform well or be held by the fund in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

   LARGEST SECTORS
   Retirement & Life Care Facilities                   16.2%
   IDR/PCR*                                            15.8
   Hospital                                            15.3
   Tax Allocation                                      12.2
   Nursing & Health Related Facilities                 10.6

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                              4.4%
   Aa/AA                                                6.5
   A/A                                                  6.4
   Baa/BBB                                             18.1
   Ba/BB or Less                                        9.8
   NR                                                  54.8

* Industrial Development/Pollution Control Revenue.

Data as of May 31, 2005. Subject to change daily. All percentages for largest sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of May 31, 2005


WEIGHTED AVERAGE MATURITY: 19 YEARS(A)

1-5                                                                                9
5-10                                                                              16
10-15                                                                             12
15-20                                                                             12
20-25                                                                             19
25-30                                                                             27
30+                                                                                5

(a)  Where applicable maturities reflect mandatory tenders, puts and call dates.

Portfolio structure is subject to change.

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments

Alabama.................     0.7%
Arkansas................     1.3
California..............     5.4
Colorado................     4.8
Connecticut.............     1.4
District of Columbia....     0.2
Florida.................    10.2
Georgia.................     0.5
Hawaii..................     2.1
Idaho...................     0.4
Illinois................     3.1
Indiana.................     0.9
Iowa....................     2.6
Kansas..................     1.1
Kentucky................     0.3
Louisiana...............     0.7
Maryland................     2.5
Massachusetts...........     2.8
Michigan................     0.4
Minnesota...............     2.3
Missouri................     6.8
Nevada..................     4.0
New Hampshire...........     7.1
New Jersey..............     4.6
New York................     7.5
North Carolina..........     0.7
Ohio....................     1.3
Pennsylvania............     6.9
South Carolina..........     2.9
Tennessee...............     1.2
Texas...................     3.8
Vermont.................     1.4
Virginia................     4.1
Washington..............     2.9
West Virginia...........     1.3
Joint exemption*........    (0.2)
                           -----
Total...................   100.0%
                           =====

------------------

*  Joint exemptions have been included in each geographic location.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of May 31, 2005


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 5 YEARS

2005(a)                                                                           18
2006                                                                               2
2007                                                                               3
2008                                                                              11
2009                                                                              12
2010                                                                               7
2011                                                                               9
2012                                                                              10
2013                                                                               9
2014                                                                               8
2015+                                                                             11

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 7.2%

2005(a)                                                                           8.8
2006                                                                              6.5
2007                                                                              5.9
2008                                                                              6.5
2009                                                                              6.4
2010                                                                                7
2011                                                                                7
2012                                                                              6.8
2013                                                                              6.9
2014                                                                              6.3
2015+                                                                             8.5

(a)  May include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 8.8% on 18% of the long-term portfolio that is callable in 2005.

     Portfolio structure is subject to change.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board of Trustees of the Fund (the "Board") reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the Fund's performance for one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for the one-year period, but was better than average for the three-and five-year periods. The Board concluded that the Fund's overall performance was satisfactory.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers, with investment strategies comparable to those of the Fund, as shown in the Lipper Report for this Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expenses were competitive with those of the Fund's expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund is closed-end and is not a growth fund and, therefore, that the Fund's assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for this Fund were not a factor that needed to be considered.

PROFITABILITY OF ADVISER AND AFFILIATES


The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares through a broker-dealer affiliate of the Adviser. The Board considered the float benefits and concluded that they were relatively small.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2005

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (97.2%)
            Educational Facilities Revenue (2.7%)
$  1,100    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs....................................................   7.50%   05/01/11   $  1,148,994
     500    San Diego County, California, The Burnham Institute
              COPs....................................................   6.25    09/01/29        527,570
   1,000    Bellalago Educational Facilities Benefits District,
              Florida, Bellalago Charter School Ser 2004 B............   5.80    05/01/34      1,032,320
     500    Illinois Finance Authority, Fullerton Village Student
              Housing Ser 2004 A......................................   5.125   06/01/35        505,390
   1,000    Westchester County Industrial Development Agency, New
              York, Guiding Eyes for The Blind Inc Ser 2004...........   5.375   08/01/24      1,054,940
                                                                                            ------------
--------
                                                                                               4,269,214
   4,100
                                                                                            ------------
--------
            Hospital Revenue (15.3%)
   1,000    Colbert County - Northwest Health Care Authority, Alabama,
              Helen Keller Hospital Ser 2003..........................   5.75    06/01/27      1,043,150
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1999 B..................................   5.625   09/01/28      2,064,540
   2,000    Hawaii Department of Budget & Finance, Kuakini Health 2002
              Ser A...................................................   6.375   07/01/32      2,160,380
   1,000    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002.......................................   6.125   08/01/31      1,084,630
   2,000    Maryland Health & Higher Educational Facilities Authority,
              University of Maryland Medical Center Ser 2000..........   6.75    07/01/30      2,257,640
     600    Gaylord Hospital Financing Authority, Michigan, Otsego
              Memorial Hospital Ser 2004..............................   6.50    01/01/37        611,688
   3,000    Henderson, Nevada, Catholic Health West 1998 Ser A........   5.375   07/01/26      3,091,200
   1,500    New Hampshire Higher Educational & Health Facilities
              Authority, Littleton Hospital Assn Ser 1998 A...........   6.00    05/01/28      1,522,815
   2,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994.....................   7.25    07/01/27      2,085,600
   1,105    Nassau County Industrial Development Agency, New York,
              North Shore Health Ser B................................   5.875   11/01/11      1,217,058
   1,000    Monroe County Hospital Authority, Pennsylvania, Pocono
              Medical Center Ser 2003.................................   6.00    01/01/43      1,078,090
   1,000    St Mary Hospital Authority, Pennsylvania, Catholic Health
              East 2004 Ser B.........................................   5.375   11/15/34      1,056,350
   2,000    South Carolina Jobs - Economic Development Authority,
              Palmetto Health Alliance Refg Ser 2003 C................   6.875   08/01/27      2,312,580
   1,000    Knox County Health Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002....  6.50..   04/15/31      1,048,800

                       See Notes to Financial Statements
 10

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  1,000    Decatur Hospital Authority, Texas, Wise Regional Health
              Ser 2004 A..............................................   7.125%  09/01/34   $  1,086,540
     350    Hidalgo County Health Services Corporation, Texas, Mission
              Hospital Ser 2005.......................................   5.00    08/15/19        358,134
                                                                                            ------------
--------
                                                                                              24,079,195
  22,555
                                                                                            ------------
--------
            Industrial Development/Pollution Control Revenue (15.8%)
   2,000    Los Angeles, California, American Airlines Inc Terminal 4
              Ser 2002 C (AMT)........................................   7.50    12/01/24      2,095,660
     360    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser
              1991 (AMT)++............................................  10.125   09/01/11        360,522
   2,000    Chicago, Illinois, Chicago O'Hare Int'l Airport/United
              Airlines Inc Refg Ser 2001 C (a)........................   6.30    05/01/16        299,920
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)..........   6.00    06/01/27      1,545,030
   2,000    New York City Industrial Development Agency, New York, 7
              World Trade Center LLC Ser 2005 A.......................   6.50    03/01/35      2,058,740
   1,500    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A......   5.625   02/01/18      1,603,575
     455    Zanesville-Muskingum County Port Authority, Ohio, Anchor
              Glass Container Corp Ser 1989 B (AMT)...................  10.25    12/01/08        455,250
   2,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B.......................................................   7.75    05/01/20      2,085,300
   2,920    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)...................................................   6.65    05/01/10      3,172,288
   1,000    Pennsylvania Economic Development Financing Authority,
              Reliant Energy Inc Ser 2001 A (AMT).....................   6.75    12/01/36      1,076,530
   2,125    Lexington County, South Carolina, Ellett Brothers Inc Refg
              Ser 1988................................................   7.50    09/01/08      2,096,568
   1,000    Brazos River Authority, Texas, TXU Electric Refg Ser 1999
              A (AMT).................................................   7.70    04/01/33      1,189,740
   1,000    Chesterfield County Industrial Development Authority,
              Virginia, Virginia Electric & Power Co Ser 1985.........   5.50    10/01/09      1,042,300
   3,700    Pittsylvania County Industrial Development Authority,
              Virginia, Multi-Trade Pittsylvania County Ser 1994 A
              (AMT)...................................................   7.45    01/01/09      3,793,055
   2,000    Upshur County, West Virginia, TJ International Inc Ser
              1995 (AMT)..............................................   7.00    07/15/25      2,053,180
                                                                                            ------------
--------
                                                                                              24,927,658
  25,560
                                                                                            ------------
--------
            Mortgage Revenue - Multi-Family (7.0%)
            Washington County Housing & Redevelopment Authority,
   3,885      Courtly Park Ser 1989 A.................................   9.75    06/15/19      3,026,765
   1,165      Courtly Park Ser 1989 A (AMT)...........................  10.25    06/15/19        907,954
  24,080      Courtly Park Ser 1989 B.................................  0.00..   06/15/19        408,155
   8,678      Courtly Park Ser 1989 B (AMT)...........................   0.00    06/15/19        147,090

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            White Bear Lake, Minnesota,
$  3,715      White Bear Woods Apts Phase II Refg 1989 Ser A..........   9.75%   06/15/19   $  3,208,460
  19,771      White Bear Woods Apts Phase II Refg 1989 Ser B..........   0.00    06/15/19        335,126
   3,000    Brookhaven Industrial Development Agency, New York,
              Woodcrest Estates Ser 1998 A (AMT)......................   6.375   12/01/37      3,001,380
                                                                                            ------------
--------
                                                                                              11,034,930
  64,294
                                                                                            ------------
--------
            Mortgage Revenue - Single Family (6.5%)
            Colorado Housing & Finance Authority,
     155      1996 Ser B (AMT)........................................   7.65    11/01/26        157,528
     625      Ser 1998 D-2 (AMT)......................................   6.35    11/01/29        640,119
  25,155    New Hampshire Housing Finance Authority, Residential 1983
              Ser B...................................................   0.00    01/01/15      9,395,644
                                                                                            ------------
--------
                                                                                              10,193,291
  25,935
                                                                                            ------------
--------
            Nursing & Health Related Facilities Revenue (10.6%)
            Escambia County, Florida,
   4,885      Pensacola Care Development Centers Ser 1989.............  10.25    07/01/11      4,897,408
   1,125      Pensacola Care Development Centers Ser 1989 A...........  10.25    07/01/11      1,127,858
   1,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999.......   6.75    04/01/34        988,610
   1,000    Pinellas County Health Facilities Authority, Florida, Oaks
              of Clearwater Ser 2004..................................   6.25    06/01/34      1,056,910
   1,965    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996...............................   9.25    07/01/25      2,405,710
     515    Kentucky Economic Development Financing Authority,
              AHF/Kentucky-Iowa Inc Ser 2003..........................   6.50#   01/01/29        519,594
   1,000    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993........   8.375   10/01/13      1,011,430
   1,775    Massachusetts Development Finance Agency, New England
              Center for Children Ser 1998............................   5.875   11/01/18      1,796,140
   1,000    Massachusetts Health & Educational Facilities Authority,
              The Learning Center for Deaf Children Ser C.............   6.125   07/01/29      1,022,050
   1,000    St Louis County Industrial Development Authority,
              Missouri, Pediatric Rehabilitation Center Ser 2003 A....   6.625   11/15/35      1,023,310
     780    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999.....................   6.00    06/01/09        800,296
                                                                                            ------------
--------
                                                                                              16,649,316
  16,045
                                                                                            ------------
--------
            Recreational Facilities Revenue (5.6%)
   2,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A.................................   6.25    01/01/30      2,119,400
   1,000    San Diego County, San Diego Natural History Museum COPs...   5.70    02/01/28        979,980

                       See Notes to Financial Statements
 12

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Mashantucket (Western) Pequot Tribe, Connecticut,
$  1,010      Special 1996 Ser A (b)..................................   6.40%   09/01/11   $  1,063,530
   1,000      Special 1997 Ser B (b)..................................   5.75    09/01/27      1,036,630
   2,000    St Louis Industrial Development Authority, Missouri, St
              Louis Convention Center Headquarters Hotel Ser 2000
              (AMT)...................................................   6.875   12/15/20      1,524,540
   2,000    Austin Convention Enterprises Inc, Texas, Convention
              Center Hotel Ser 2000 A.................................   6.70    01/01/32      2,131,200
                                                                                            ------------
--------
                                                                                               8,855,280
   9,010
                                                                                            ------------
--------
            Retirement & Life Care Facilities Revenue (16.2%)
     500    Orange County Health Facilities Authority, Florida,
              Orlando Lutheran Towers Inc. Ser 2005 (WI)..............   5.70    07/01/26        503,020
   1,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A.....................................   8.00    01/01/30      1,083,820
   1,000    Hawaii Department of Budget & Finance, Kahala Nui, 2003
              Ser A...................................................   8.00    11/15/33      1,150,430
   1,500    Lenexa, Kansas, Lakeview Village - Southridge Ser 2002
              C.......................................................   6.875   05/15/32      1,630,830
   1,500    Maryland Health & Higher Educational Facilities Authority,
              Mercy Ridge 2003 Ser A..................................   6.00    04/01/35      1,587,270
   1,500    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A..................................   5.75    07/01/23      1,474,290
   1,500    Kansas City Industrial Development Agency, Missouri,
              Bishop Spencer 2004 Ser A...............................   6.50    01/01/35      1,539,345
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Village Inc Ser 2001 A......................  7.25..   11/15/31      1,073,320
   1,000      Franciscan Oaks Ser 1997................................   5.70    10/01/17      1,006,200
   1,000      The Presbyterian Home at Montgomery Ser 2001 A..........  6.375.   11/01/31      1,036,640
   2,000      United Methodist Homes of New Jersey Ser 1998...........   5.125   07/01/25      1,900,080
   3,250    Suffolk County Industrial Development Agency, New York,
              Jefferson's Ferry Ser 1999..............................   7.25    11/01/28      3,471,877
   1,000    North Carolina Medical Care Commission, The Given Estate,
              Ser 2003 A..............................................   6.50    07/01/32      1,080,110
   1,000    Chester County Health & Education Facilities Authority,
              Pennsylvania, Jenner's Pond Inc Ser 2002................   7.625   07/01/34      1,099,460
   1,000    Montgomery County Industry Development Authority,
              Pennsylvania, Whitemarsh Community Ser 2005.............   6.25    02/01/35      1,041,860
     750    Shelby County Health, Educational & Housing Facilities
              Board, Tennessee, Village at Germantown Ser 2003 A......   7.25    12/01/34        782,715
   1,000    Houston Health Facilities Authority, Texas, Buckingham
              Senior Living Community Ser 2003 A......................   7.125   02/15/34      1,080,570
   2,100    Vermont Economic Development Authority, Wake Robin Corp
              Ser 1999 A..............................................   6.75    03/01/29      2,100,693

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  1,000    Peninsula Ports Authority of Virginia, Virginia Baptist
              Homes Ser 2003 A........................................   7.375%  12/01/32   $  1,099,170
                                                                                            ------------
--------
                                                                                              25,741,700
  24,600
                                                                                            ------------
--------
            Tax Allocation Revenue (12.2%)
     500    Carlsbad, California, Assessment District # 2002-01
              Poinsetta Lane East Ser 2005 A..........................   5.20    09/02/35        505,165
   1,000    San Marcos Community Facilities District # 2002-01,
              California, University Commons Ser 2004.................   5.95    09/01/35      1,037,700
   2,000    Elk Valley Public Improvement Corporation, Colorado, Ser
              2001 A..................................................   7.35    09/01/31      2,145,540
   1,000    Southlands Metropolitan District #1, Colorado, Ser 2004...   7.125   12/01/34      1,103,120
   2,000    Beacon Lakes, Community Development District, Florida, Ser
              2003 A..................................................   6.90    05/01/35      2,120,640
   1,000    Midtown Miami Community Development District, Florida, Ser
              2004 A..................................................   6.25    05/01/37      1,059,830
   2,000    Chicago, Illinois, Lake Shore East, Ser 2002..............   6.75    12/01/32      2,087,560
     725    Lincolnshire, Illinois, Special Service Area # 1 Ser
              2004....................................................   6.25    03/01/34        773,539
   2,000    Des Peres, Missouri, West County Center Ser 2002..........   5.75    04/15/20      2,077,360
   4,000    Fenton, Missouri, Gravois Bluffs Redevelopment Ser 2001 A
              Refg....................................................   7.00    10/01/21      4,335,160
   1,980    Las Vegas District # 808, Nevada, Summerlin Ser 2001......   6.75    06/01/21      2,056,111
                                                                                            ------------
--------
                                                                                              19,301,725
  18,205
                                                                                            ------------
--------
            Transportation Facilities Revenue (4.5%)
   5,000    E-470 Public Highway Authority, Colorado, Ser 1997 B
              (MBIA)..................................................   0.00    09/01/15      3,289,150
   1,780    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
              Ser 1993 A (Ambac)......................................   5.85    10/01/13      1,944,792
     750    Augusta, Georgia, Airport Passenger Facility Charge Ser
              2005 A..................................................   5.15    01/01/35        768,435
   1,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 2nd Tier Ser 2000..............................   7.375   01/01/40      1,048,470
                                                                                            ------------
--------
                                                                                               7,050,847
   8,530
                                                                                            ------------
--------
            Refunded (0.8%)
   1,000    Illinois Health Facilities Authority, Riverside Health Ser
              2000....................................................   6.85    11/15/10+     1,185,530
                                                                                            ------------
--------
 219,834    Total Tax-Exempt Municipal Bonds (Cost $160,453,758).........................    153,288,686
                                                                                            ------------
--------

                       See Notes to Financial Statements
 14

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - MAY 31, 2005 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Short-Term Tax-Exempt Municipal Obligations (0.7%)
$    680    Idaho Health Facilities Authority, St Luke's Regional
              Medical Center Ser 2000 (FSA) (Demand 06/01/05).........   2.86*%  07/01/30   $    680,000
     370    Indiana Health Facility Financing Authority, Clarian
              Health Ser 2000 B (Demand 06/01/05).....................   2.91*   03/01/30        370,000
                                                                                            ------------
--------
   1,050    Total Short-Term Tax-Exempt Municipal Obligations (Cost $1,050,000)..........      1,050,000
                                                                                            ------------
--------
$220,884    Total Investments (Cost $161,503,758) (c)(d).......................    97.9%     154,338,686
========
            Other Assets in Excess of Liabilities..............................     2.1        3,255,602
                                                                                  -----     ------------
            Net Assets.........................................................   100.0%    $157,594,288
                                                                                  =====     ============

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   WI       Security purchased on a when-issued basis.
   *        Current coupon of variable rate demand obligation.
   ++       Joint exemption in locations shown.
   +        Prerefunded to call date shown.
   #        Currently a 6.50% coupon; increases to 8.00% on January 1,
            2009.
   (a)      Bond in default; issuer in bankruptcy.
   (b)      Resale is restricted to qualified institutional investors.
   (c)      Securities have been designated as collateral in an amount equal to $500,000 in connection with the purchase of a
            when-issued security.
   (d)      The aggregate cost for federal income tax purposes is
            $161,411,008. The aggregate gross unrealized appreciation is
            $8,388,758 and the aggregate gross unrealized depreciation is $15,461,080, resulting in net unrealized depreciation of
            $7,072,322.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2005

Assets:
Investments in securities, at value
  (cost $161,503,758).......................................  $154,338,686
Cash........................................................        77,194
Receivable for:
    Interest................................................     3,027,538
    Investments sold........................................       845,450
Prepaid expenses and other assets...........................        11,901
                                                              ------------
    Total Assets............................................   158,300,769
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................       500,000
    Investment advisory fee.................................        68,841
    Administration fee......................................        11,015
Accrued expenses and other payables.........................       126,625
                                                              ------------
    Total Liabilities.......................................       706,481
                                                              ------------
    Net Assets..............................................  $157,594,288
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $174,464,154
Net unrealized depreciation.................................    (7,165,072)
Accumulated undistributed net investment income.............     2,451,611
Accumulated net realized loss...............................   (12,156,405)
                                                              ------------
    Net Assets..............................................  $157,594,288
                                                              ============
Net Asset Value Per Share,
19,693,243 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $8.00
                                                              ============

                       See Notes to Financial Statements
 16

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended May 31, 2005

Net Investment Income:
Interest Income.............................................  $11,906,003
                                                              -----------
Expenses
Investment advisory fee.....................................      787,354
Administration fee..........................................      271,183
Transfer agent fees and expenses............................       80,048
Professional fees...........................................       66,059
Shareholder reports and notices.............................       38,372
Registration fees...........................................       17,884
Custodian fees..............................................       10,614
Trustees' fees and expenses.................................        9,752
Other.......................................................       25,023
                                                              -----------
    Total Expenses..........................................    1,306,289

Less: expense offset........................................      (10,524)
                                                              -----------
    Net Expenses............................................    1,295,765
                                                              -----------
    Net Investment Income...................................   10,610,238
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss...........................................   (1,978,394)
Net change in unrealized depreciation.......................    7,868,814
                                                              -----------
    Net Gain................................................    5,890,420
                                                              -----------
Net Increase................................................  $16,500,658
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                              FOR THE YEAR   FOR THE YEAR
                                                                 ENDED          ENDED
                                                              MAY 31, 2005   MAY 31, 2004
                                                              ------------   ------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $ 10,610,238   $ 10,642,996
Net realized loss...........................................    (1,978,394)    (2,478,163)
Net change in unrealized depreciation.......................     7,868,814     (3,072,450)
                                                              ------------   ------------
    Net Increase............................................    16,500,658      5,092,383

Dividends to shareholders from net investment income........   (10,055,170)   (10,327,443)

Decrease from transactions in shares of beneficial
  interest..................................................    (5,116,505)    (2,707,158)
                                                              ------------   ------------
    Net Increase (Decrease).................................     1,328,983     (7,942,218)
Net Assets:
Beginning of period.........................................   156,265,305    164,207,523
                                                              ------------   ------------
End of Period
(Including accumulated undistributed net investment income
of $2,451,611 and $1,895,566, respectively).................  $157,594,288   $156,265,305
                                                              ============   ============

                       See Notes to Financial Statements
 18

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on June 22, 1988 and commenced operations on September 19, 1988.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 continued

D. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets. Prior to November 1, 2004, the annual rate was 0.30%.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2005 aggregated $18,056,691 and $23,034,801, respectively. Included in the aforementioned transactions are purchases of $1,751,103 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent. At May 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $9,400.

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended May 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,493. At May 31, 2005, the Fund had an accrued pension liability of $62,516 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, May 31, 2003.......................................  20,756,472   $207,564    $186,928,771
Treasury shares purchased and retired (weighted average
  discount 6.73%*)..........................................    (377,200)    (3,772)     (2,703,386)
Reclassification due to permanent book/tax differences......          --         --      (4,848,518)
                                                              ----------   --------    ------------
Balance, May 31, 2004.......................................  20,379,272    203,792     179,376,867
Treasury shares purchased and retired (weighted average
  discount 4.79%*)..........................................    (686,029)    (6,860)     (5,109,645)
                                                              ----------   --------    ------------
Balance, May 31, 2005.......................................  19,693,243   $196,932    $174,267,222
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 continued

5. Dividends

The Fund declared the following dividends from net investment income:

 DECLARATION     AMOUNT          RECORD             PAYABLE
     DATE       PER SHARE         DATE                DATE
--------------  ---------  ------------------  ------------------
  March 29,
  2005           $0.0425      June 3, 2005       June 17, 2005
   June 28,
  2005           $0.0425      July 8, 2005       July 22, 2005
   June 28,
  2005           $0.0425     August 5, 2005     August 19, 2005
   June 28,
  2005           $0.0425   September 9, 2005   September 23, 2005

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 continued

The tax character of distributions paid was as follows:

                                                              FOR THE YEAR   FOR THE YEAR
                                                                 ENDED          ENDED
                                                              MAY 31, 2005   MAY 31, 2004
                                                              ------------   ------------
Tax-exempt income...........................................  $10,017,495    $10,327,443
Ordinary income.............................................       37,675             --
                                                              -----------    -----------
Total distributions.........................................  $10,055,170    $10,327,443
                                                              ===========    ===========

As of May 31, 2005, the tax-basis components of accumulated losses were as follows:

Undistributed tax-exempt income.............................  $ 2,482,520
Undistributed ordinary income...............................           --
                                                              ------------
Net accumulated earnings....................................    2,482,520
Capital loss carryforward*..................................  (12,156,403)
Temporary differences.......................................     (123,661)
Net unrealized depreciation.................................   (7,072,322)
                                                              ------------
Total accumulated losses....................................  $(16,869,866)
                                                              ============

* As of May 31, 2005, the Fund had a net capital loss carryforward of $12,156,403 of which $700,037 will expire on May 31, 2006, $87,017 will expire on May 31, 2008, $4,628,820 will expire on May 31, 2009, $1,864,080 will expire on May 31, 2011 and $4,876,449 will expire on May 31, 2013 to offset future capital gains to the extent provided by regulations.

As of May 31, 2005, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and interest on bonds in default and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $977.

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                  FOR THE YEAR ENDED MAY 31
                                                            ---------------------------------------------------------------------
                                                              2005           2004           2003           2002           2001
                                                            ---------      ---------      ---------      ---------      ---------

Selected Per Share Data:
Net asset value, beginning of the period..................     $7.67          $7.91          $7.88          $8.03          $7.79
                                                               -----          -----          -----          -----          -----
Income (loss) from investment operations:
    Net investment income*................................      0.53           0.52           0.54           0.55           0.55
    Net realized and unrealized gain (loss)...............      0.29          (0.26)          0.04          (0.13)          0.28
                                                               -----          -----          -----          -----          -----
Total income from investment operations...................      0.82           0.26           0.58           0.42           0.83
                                                               -----          -----          -----          -----          -----
Less dividends from net investment income.................     (0.50)         (0.50)         (0.55)         (0.57)         (0.59)
                                                               -----          -----          -----          -----          -----
Anti-dilutive effect of acquiring treasury shares*........      0.01             --             --             --             --
                                                               -----          -----          -----          -----          -----
Net asset value, end of period............................     $8.00          $7.67          $7.91          $7.88          $8.03
                                                               =====          =====          =====          =====          =====
Market value, end of period...............................     $7.97          $7.09          $7.76          $8.08          $8.53
                                                               =====          =====          =====          =====          =====
Total Return+.............................................     20.12%         (2.34)%         3.09%          1.42%         10.78%
Ratios to Average Net Assets:
Total expenses (before expense offset)....................      0.83%          0.94%          0.93%(1)       0.92%          0.93%
Net investment income.....................................      6.76%          6.63%          6.85%          6.92%          6.95%
Supplemental Data:
Net assets, end of period, in thousands...................  $157,594       $156,265       $164,208       $165,019       $168,062
Portfolio turnover rate...................................        12%            10%             8%             7%            16%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan.
    (1)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements
 24

Morgan Stanley Municipal Income Opportunities Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Municipal Income Opportunities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Municipal Income Opportunities Trust (the "Fund"), including the portfolio of investments, as of May 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Municipal Income Opportunities Trust as of May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 15, 2005

Morgan Stanley Municipal Income Opportunities Trust
SHAREHOLDER VOTING RESULTS

On December 15, 2004, an annual meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees:

                                                                       # OF SHARES
                                                              -----------------------------
                                                                 FOR               WITHHELD
-------------------------------------------------------------------------------------------
Edwin J. Garn...............................................  16,451,281            362,769
Michael E. Nugent...........................................  16,473,055            340,995

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Charles A. Fiumefreddo, Wayne E. Hedien, James F. Higgins, Dr. Manuel H. Johnson, Joseph J. Kearns, and Fergus Reid.

Morgan Stanley Municipal Income Opportunities Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (64)                       Trustee      Since April     Private Investor; Director or        197
c/o Kramer Levin Naftalis & Frankel LLP               1994            Trustee of the Retail Funds
Counsel to the Independent Trustees                                   (since April 1994) and the
1177 Avenue of the Americas                                           Institutional Funds (since
New York, NY 10036                                                    July 2003); formerly Vice
                                                                      Chairman of Kmart Corporation
                                                                      (December 1998-October 2000),
                                                                      Chairman and Chief Executive
                                                                      Officer of Levitz Furniture
                                                                      Corporation (November
                                                                      1995-November 1998) and
                                                                      President and Chief Executive
                                                                      Officer of Hills Department
                                                                      Stores (May 1991-July 1995);
                                                                      formerly variously Chairman,
                                                                      Chief Executive Officer,
                                                                      President and Chief Operating
                                                                      Officer (1987-1991) of the
                                                                      Sears Merchandise Group of
                                                                      Sears, Roebuck & Co.

Edwin J. Garn (72)                       Trustee      Since January   Consultant; Director or              197
1031 N. Chartwell Court                               1993            Trustee of the Retail Funds
Salt Lake City, UT 84103                                              (since January 1993) and the
                                                                      Institutional Funds (since
                                                                      July 2003); member of the Utah
                                                                      Regional Advisory Board of
                                                                      Pacific Corp.; formerly
                                                                      Managing Director of Summit
                                                                      Ventures LLC (2000-2004);
                                                                      United States Senator (R-Utah)
                                                                      (1974-1992) and Chairman,
                                                                      Senate Banking Committee
                                                                      (1980-1986), Mayor of Salt
                                                                      Lake City, Utah (1971-1974),
                                                                      Astronaut, Space Shuttle
                                                                      Discovery (April 12-19, 1985),
                                                                      and Vice Chairman, Huntsman
                                                                      Corporation (chemical
                                                                      company).

Wayne E. Hedien (71)                     Trustee      Since           Retired; Director or Trustee         197
c/o Kramer Levin Naftalis & Frankel LLP               September 1997  of the Retail Funds (since
Counsel to the Independent Trustees                                   September 1997) and the
1177 Avenue of the Americas                                           Institutional Funds (since
New York, NY 10036                                                    July 2003); formerly
                                                                      associated with the Allstate
                                                                      Companies (1966-1994), most
                                                                      recently as Chairman of The
                                                                      Allstate Corporation (March
                                                                      1993-December 1994) and
                                                                      Chairman and Chief Executive
                                                                      Officer of its wholly-owned
                                                                      subsidiary, Allstate Insurance
                                                                      Company (July 1989-December
                                                                      1994).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael Bozic (64)                       Director of various business
c/o Kramer Levin Naftalis & Frankel LLP  organizations.
Counsel to the Independent Trustees
1177 Avenue of the Americas
New York, NY 10036

Edwin J. Garn (72)                       Director of Franklin Covey (time
1031 N. Chartwell Court                  management systems), BMW Bank of
Salt Lake City, UT 84103                 North America, Inc. (industrial
                                         loan corporation), Escrow Bank USA
                                         (industrial loan corporation);
                                         United Space Alliance (joint
                                         venture between Lockheed Martin and
                                         the Boeing Company) and Nuskin Asia
                                         Pacific (multilevel marketing);
                                         member of the board of various
                                         civic and charitable organizations.

Wayne E. Hedien (71)                     Director of The PMI Group Inc.
c/o Kramer Levin Naftalis & Frankel LLP  (private mortgage insurance);
Counsel to the Independent Trustees      Trustee and Vice Chairman of The
1177 Avenue of the Americas              Field Museum of Natural History;
New York, NY 10036                       director of various other business
                                         and charitable organizations.

Morgan Stanley Municipal Income Opportunities Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Dr. Manuel H. Johnson (56)               Trustee      Since July      Senior Partner, Johnson Smick        197
c/o Johnson Smick Group, Inc.                         1991            International, Inc., a
888 16th Street, NW                                                   consulting firm; Chairman of
Suite 740                                                             the Audit Committee and
Washington, D.C. 20006                                                Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-
                                                                      Chairman and a founder of the
                                                                      Group of Seven Council (G7C),
                                                                      an international economic
                                                                      commission; formerly Vice
                                                                      Chairman of the Board of
                                                                      Governors of the Federal
                                                                      Reserve System and Assistant
                                                                      Secretary of the U.S.
                                                                      Treasury.

Joseph J. Kearns (62)                    Trustee      Since July      President, Kearns & Associates       198
c/o Kearns & Associates LLC                           2003            LLC (investment consulting);
PMB754                                                                Deputy Chairman of the Audit
23852 Pacific Coast Highway                                           Committee and Director or
Malibu, CA 90265                                                      Trustee of the Retail Funds
                                                                      (since July 2003) and the
                                                                      Institutional Funds (since
                                                                      August 1994); previously
                                                                      Chairman of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); formerly CFO of the J.
                                                                      Paul Getty Trust.

Michael E. Nugent (69)                   Trustee      Since July      General Partner of Triumph           197
c/o Triumph Capital, L.P.                             1991            Capital, L.P., a private
445 Park Avenue                                                       investment partnership;
New York, NY 10022                                                    Chairman of the Insurance
                                                                      Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds (since
                                                                      July 2001); formerly Vice
                                                                      President, Bankers Trust
                                                                      Company and BT Capital
                                                                      Corporation (1984-1988).

Fergus Reid (72)                         Trustee      Since July      Chairman of Lumelite Plastics        198
c/o Lumelite Plastics Corporation                     2003            Corporation; Chairman of the
85 Charles Colman Blvd.                                               Governance Committee and
Pawling, NY 12564                                                     Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (56)               Director of NVR, Inc. (home
c/o Johnson Smick Group, Inc.            construction); Director of KFX
888 16th Street, NW                      Energy; Director of RBS Greenwich
Suite 740                                Capital Holdings (financial holding
Washington, D.C. 20006                   company).

Joseph J. Kearns (62)                    Director of Electro Rent
c/o Kearns & Associates LLC              Corporation (equipment leasing),
PMB754                                   The Ford Family Foundation, and the
23852 Pacific Coast Highway              UCLA Foundation.
Malibu, CA 90265

Michael E. Nugent (69)                   Director of various business
c/o Triumph Capital, L.P.                organizations.
445 Park Avenue
New York, NY 10022

Fergus Reid (72)                         Trustee and Director of certain
c/o Lumelite Plastics Corporation        investment companies in the
85 Charles Colman Blvd.                  JPMorgan Funds complex managed by
Pawling, NY 12564                        J.P. Morgan Investment Management
                                         Inc.

Morgan Stanley Municipal Income Opportunities Trust
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Charles A. Fiumefreddo (72)            Chairman of  Since July      Chairman and Director or             197
c/o Morgan Stanley Trust               the Board    1991            Trustee of the Retail Funds
Harborside Financial Center,           and Trustee                  (since July 1991) and the
Plaza Two,                                                          Institutional Funds (since
Jersey City, NJ 07311                                               July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds (until September
                                                                    2002).

James F. Higgins (57)                  Trustee      Since June      Director or Trustee of the           197
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center,                                        and the Institutional Funds
Plaza Two,                                                          (since July 2003); Senior
Jersey City, NJ 07311                                               Advisor of Morgan Stanley
                                                                    (since August 2000); Director
                                                                    of the Distributor and Dean
                                                                    Witter Realty Inc.; previously
                                                                    President and Chief Operating
                                                                    Officer of the Private Client
                                                                    Group of Morgan Stanley (May
                                                                    1999-August 2000), and
                                                                    President and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan Stanley
                                                                    (February 1997-May 1999).


      Name, Age and Address of
         Interested Trustee            Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Charles A. Fiumefreddo (72)            None.
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ 07311

James F. Higgins (57)                  Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust               The Equitable Life Assurance
Harborside Financial Center,           Society of the United States
Plaza Two,                             (financial services).
Jersey City, NJ 07311

---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
  ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Municipal Income Opportunities Trust
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (51)         President        Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                     Investment Management Inc.; President, Director and Chief
New York, NY 10020                                              Executive Officer of the Investment Adviser and the
                                                                Administrator; Chairman and Director of the Distributor;
                                                                Chairman and Director of the Transfer Agent; Director of
                                                                various Morgan Stanley subsidiaries; President of the
                                                                Institutional Funds (since July 2003) and President of the
                                                                Retail Funds (since May 1999); Trustee (since July 2003) and
                                                                President (since December 2002) of the Van Kampen Closed-End
                                                                Funds; Trustee (since May 1999) and President (since October
                                                                2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (66)         Executive Vice   Since April     Principal Executive Officer of Funds in the Fund Complex
1221 Avenue of the Americas    President and    2003            (since May 2003); Managing Director of Morgan Stanley & Co.
New York, NY 10020             Principal                        Incorporated, Morgan Stanley Investment Management Inc. and
                               Executive                        Morgan Stanley; Managing Director, Chief Administrative
                               Officer                          Officer and Director of the Investment Adviser and the
                                                                Administrator; Director of the Transfer Agent; Managing
                                                                Director and Director of the Distributor; Executive Vice
                                                                President and Principal Executive Officer of the
                                                                Institutional Funds (since July 2003) and the Retail Funds
                                                                (since April 2003); Director of Morgan Stanley SICAV (since
                                                                May 2004); previously, President and Director of the
                                                                Institutional Funds (March 2001-July 2003) and Chief Global
                                                                Operations Officer and Managing Director of Morgan Stanley
                                                                Investment Management Inc.

Joseph J. McAlinden (62)       Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                     1995            Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                              Inc.; Chief Investment Officer of the Van Kampen Funds; Vice
                                                                President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).

Barry Fink (50)                Vice President   Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                     1997            (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                              Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director (since July
                                                                1998) of the Investment Adviser and the Administrator; Vice
                                                                President of the Retail Funds; Assistant Secretary of Morgan
                                                                Stanley DW; Vice President of the Institutional Funds (since
                                                                July 2003); Managing Director, Secretary and Director of the
                                                                Distributor; previously Secretary (February 1997-July 2003)
                                                                and General Counsel (February 1997-April 2004) of the Retail
                                                                Funds; Vice President and Assistant General Counsel of the
                                                                Investment Adviser and the Administrator (February
                                                                1997-December 2001).

Amy R. Doberman (43)           Vice President   Since July      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                     2004            Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                              Management Inc. and the Investment Adviser, Vice President
                                                                of the Institutional and Retail Funds (since July 2004);
                                                                Vice President of the Van Kampen Funds (since August 2004);
                                                                previously, Managing Director and General
                                                                Counsel -- Americas, UBS Global Asset Management (July
                                                                2000-July 2004) and General Counsel, Aeltus Investment
                                                                Management, Inc. (January 1997-July 2000).

Carsten Otto (41)              Chief            Since October   Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas    Compliance       2004            Morgan Stanley Investment Management (since October 2004);
New York, NY 10020             Officer                          Executive Director of the Investment Adviser and Morgan
                                                                Stanley Investment Management Inc.; formerly Assistant
                                                                Secretary and Assistant General Counsel of the Morgan
                                                                Stanley Retail Funds.

Morgan Stanley Municipal Income Opportunities Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Stefanie V. Chang (38)         Vice President   Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                              Adviser; Vice President of the Institutional Funds (since
                                                                December 1997) and the Retail Funds (since July 2003);
                                                                formerly practiced law with the New York law firm of Rogers
                                                                & Wells (now Clifford Chance US LLP).

Francis J. Smith (39)          Treasurer and    Treasurer       Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust       Chief Financial  since July      Administration (since December 2001); previously, Vice
Harborside Financial Center,   Officer          2003 and Chief  President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                      Financial       Vice President of the Investment Adviser and the
Jersey City, NJ 07311                           Officer since   Administrator (August 2000- November 2001) and Senior
                                                September 2002  Manager at PricewaterhouseCoopers LLP (January 1998- August
                                                                2000).

Thomas F. Caloia (59)          Vice President   Since July      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                        2003            Treasurer of the Investment Adviser, the Distributor and the
Harborside Financial Center,                                    Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                      (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ 07311                                           Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38)            Secretary        Since July      Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                              Adviser; Secretary of the Institutional Funds (since June
                                                                1999) and the Retail Funds (since July 2003); formerly
                                                                practiced law with the New York law firms of McDermott, Will
                                                                & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on January 7, 2005.

The Fund's Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                      2005 FEDERAL TAX NOTICE (UNAUDITED)

         During the year ended May 31, 2005, the Fund paid to its shareholders $0.50 per share from tax-exempt income.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income
Opportunities Trust

Annual Report
May 31, 2005

[MORGAN STANLEY LOGO]

38532RPT-RA05-00546P-Y05/05

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust/Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)   The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2)   Not applicable.

      (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2005                                     REGISTRANT          COVERED ENTITIES(1)
   AUDIT FEES......................      $  30,048                   N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES....      $     540 (2)       $ 3,215,745 (2)
             TAX FEES..............      $   4,585 (3)       $    24,000 (4)
             ALL OTHER FEES........      $       -           $         -
   TOTAL NON-AUDIT FEES............      $   5,125           $ 3,239,745

   TOTAL...........................      $  35,173           $ 3,239,745

2004                                     REGISTRANT          COVERED ENTITIES(1)
   AUDIT FEES......................      $ 28,990                    N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES....      $    452 (2)        $ 3,364,576 (2)
             TAX FEES..............      $  4,134 (3)        $   652,431 (4)
             ALL OTHER FEES........      $      -            $         - (5)
   TOTAL NON-AUDIT FEES............      $  4,586            $ 4,017,007

   TOTAL...........................      $ 33,576            $ 4,017,007

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

      1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

-------------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

      2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

      3.    AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      4.    AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      5.    TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      6.    ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      7.    PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

      8.    PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

      9.    ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

      10.   COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds

         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         Morgan Stanley Institutional Funds

         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust/Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b)   Not applicable.

Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                                            (d) Maximum
                                                                      (c) Total             Number (or
                                                                      Number of             Approximate
                                                                      Shares (or            Dollar Value)
                                                                      Units)                of Shares (or
                               (a) Total                              Purchased as          Units) that May
                               Number of                              Part of Publicly      Yet Be
                               Shares (or        (b) Average          Announced             Purchased
                               Units)            Price Paid per       Plans or              Under the Plans
Period                         Purchased         Share (or Unit)      Programs              or Programs
--------------------------     ----------        ---------------      ----------------      ---------------
June 1, 2004 --
June 30, 2004                     78,600             $7.0099            N/A                       N/A

July 1, 2004--
July 31, 2004                     67,100             $7.1206            N/A                       N/A

August 1, 2004-
August 31, 2004                   60,900             $7.2194            N/A                       N/A

September 1, 2004--
September 30, 2004                40,700             $7.3497            N/A                       N/A

October 1, 2004--
October 31, 2004                  55,900             $7.5383            N/A                       N/A

November 1, 2004 --
November 31, 2004                 57,200             $7.5301            N/A                       N/A

December 1, 2004 --
December 31, 2004                 51,800             $7.6013            N/A                       N/A

January 1, 2005--
January 31, 2005                  60,300             $7.6396            N/A                       N/A

February 1, 2005 -
February 28, 2005                 56,200             $7.7126            N/A                       N/A

March 1, 2005 -
March 31, 2005                    68,685             $7.6433            N/A                       N/A

April 1, 2005 -
April 30, 2005                    63,000             $7.6914            N/A                       N/A

May 1, 2005 -
May 31, 2005                      25,644             $7.8179            N/A                       N/A
                                 -------             -------            ---                       ---
Total                            686,029             $7.4895            N/A                       N/A
                                 -------             -------            ---                       ---

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Trust's/Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005